CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Assets
Cash and cash equivalents	$ 61,945	385,922	$ 43,939	273,746	190,493	203,143	$ 22	137	$ 119	744	6,110	12,379
Short-term investments	3,784	23,575		34,648			2,500	15,575		17,648
Prepaid expenses and other current assets	3,763	23,455		22,725			173	1,079		1,038
Amounts due from related parties	41,762	260,184		238,016			10,621	66,167		63,664
Total current assets	133,167	829,652		704,473			13,316	82,958		83,094
Investments in subsidiaries and VIE							91,972	572,995		531,511
Total assets	199,396	1,242,253		1,105,565			105,288	655,953		614,605
LIABILITIES
Accrued expenses and other current liabilities	18,228	113,558		91,980			191	1,195		4,663
Amounts due to related parties	5,699	35,507		13,146			309	1,922		1,931
Total liabilities current	58,142	362,229		306,115			500	3,117		6,594
Deferred revenue - non-current	1,710	10,654		12,059			425	2,645		3,205
Total liabilities	63,427	395,151		333,506			925	5,762		9,799
Equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,804,980 and 47,215,888 shares issued and outstanding, respectively as of December 31, 2011; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012)	653	4,070		4,041			653	4,070		4,041
Additional paid-in capital	109,507	682,239		673,516			109,507	682,239		673,516
Accumulated deficits	(7,416)	(46,200)		(79,830)			(839)	(5,224)		(43,195)
Accumulated other comprehensive loss	(4,958)	(30,894)		(29,556)			(4,958)	(30,894)		(29,556)
Total equity	104,363	650,191		604,806			104,363	650,191		604,806	595,979	559,973
Total liabilities and equity	$ 199,396	1,242,253		1,105,565			$ 105,288	655,953		614,605